Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 2,166	$ 2,084	$ 1,963	$ 1,977	$ 16,964	$ 8,190	$ 6,556
Gross margin	1,430	876	916	654	804	736	703	778	3,876	3,021
Operating income	452	358	367	183	339	272	263	363	1,360	1,237	1,044
Net income	272	(34)	75	961	161	61	107	199	1,274	528	337
Income (loss) from continuing operations									1,383	531	345
Loss from discontinued operations									(109)	(3)	(8)
Limited Partners’ interest in net income	$ 48	$ 35	$ 53	$ 166	$ 86	$ 69	$ 66	$ 88	$ 302	$ 309	$ 192
Basic and diluted income from continuing operations per limited partner unit	0.17	0.13	0.19	0.73	0.38	0.31	0.30	0.40	1.13	1.39	0.86
Diluted	0.17	0.13	0.19	0.73	0.38	0.31	0.30	0.40	1.13	1.38	0.86